Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Property, Plant and Equipment

Year Ended December 31, 2020	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	252,174	2,261,203	1,153,616	27,148	36,155	255,302	3,985,598
Additions	3,620	1,044	8,425	1,419	776	188,591	203,875
Transfers	16,827	152,389	23,618	—	12,169	(205,003)	—
Disposals or write offs	(22,910)	(39,497)	(438,169)	(5,661)	(3,340)	(8,934)	(518,511)
Currency translation differences	(763)	(19,214)	(1,086)	(49)	(746)	(1,074)	(22,932)

At end of the year	248,948	2,355,925	746,404	22,857	45,014	228,882	3,648,030

Accumulated depreciation and impairment
At beginning of the year	(107,943)	(1,429,389)	(615,770)	(19,947)	(23,092)	(6,233)	(2,202,374)
Charge for the year and others	(11,005)	(136,433)	(45,912)	(1,260)	(10,573)	—	(205,183)
Impairment charge	(214)	(13,908)	(113)	—	(837)	(295)	(15,367)
Disposals or write offs or transfers	7,948	24,234	173,196	3,739	2,031	1,012	212,160
Currency translation differences	315	13,459	490	37	534	(10)	14,825

At end of the year	(110,899)	(1,542,037)	(488,109)	(17,431)	(31,937)	(5,526)	(2,195,939)

Net book value
At end of the year	138,049	813,888	258,295	5,426	13,077	223,356	1,452,091

Changes to Exploratory Well Costs
The following table indicates the changes to the Group’s exploratory well costs, which are included in construction in progress, for the years ended December 31, 2020, 2019 and 2018.

	2020	2019	2018
	RMB	RMB	RMB
At beginning of the year	36,101	26,905	22,843
Additions to capitalized exploratory well costs pending the determination of proved reserves	30,104	35,098	28,045
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(18,464)	(17,002)	(15,404)
Capitalized exploratory well costs charged to expense	(8,934)	(8,900)	(8,579)

At end of the year	38,807	36,101	26,905

Aging of Capitalized Exploratory Well Costs
The following table provides an aging of capitalized exploratory well costs based on the date the drilling was completed.

	December 31, 2020	December 31, 2019
	RMB	RMB
One year or less	23,428	23,924
Over one year	15,379	12,177

Balance at December 31	38,807	36,101